Earnings Per Share ("EPS") - Summary of Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares
Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ (98,599.3)	$ (1,300.9)	₨ (122,748.1)	₨ (97,199.1)
Net income attributable to shareholders, Diluted earnings per share	₨ (98,599.3)	$ (1,300.9)	₨ (122,748.1)	₨ (97,199.1)
Weighted average shares, Basic net earnings per share	3,320,402,491	3,320,402,491	3,128,268,742	2,952,353,090
Weighted average shares, Diluted earnings per share	3,320,402,491	3,320,402,491	3,128,268,742	2,952,353,090
Basic net earnings per share | (per share)	₨ (29.7)	$ (0.4)	₨ (39.2)	₨ (32.9)
Diluted earnings per share | (per share)	₨ (29.7)	$ (0.4)	₨ (39.2)	₨ (32.9)
'A' Ordinary shares [Member]
Earnings per share [line items]
Net income attributable to shareholders, Basic net earnings per share	₨ (15,100.0)	$ (199.2)	₨ (19,952.8)	₨ (16,741.2)
Net income attributable to shareholders, Diluted earnings per share	₨ (15,100.0)	$ (199.2)	₨ (19,952.8)	₨ (16,741.2)
Weighted average shares, Basic net earnings per share	508,502,896	508,502,896	508,502,896	508,502,473
Weighted average shares, Diluted earnings per share	508,502,896	508,502,896	508,502,896	508,502,473
Basic net earnings per share | (per share)	₨ (29.7)	$ (0.4)	₨ (39.2)	₨ (32.9)
Diluted earnings per share | (per share)	₨ (29.7)	$ (0.4)	₨ (39.2)	₨ (32.9)